Plan Description (Details) - EBP 001 - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Description of Plan [Line Items]
Pretax, maximum annual compensation to total compensation, percentage	100.00%
Participant compensation matched, percentage	4.00%
Employer discretionary contribution, amount	$ 0	$ 0
Minimum borrowing amount	$ 1,000
Maximum borrowing to total account percentage	50.00%
Maximum borrowing amount	$ 50,000
General loan, borrowing term	5 years
Minimum
EBP, Description of Plan [Line Items]
Participant loan, interest rate	3.25%
Maximum
EBP, Description of Plan [Line Items]
Participant loan, interest rate	8.50%